Long-Term Investments - Equity Investments with Carrying Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 17,326	$ 17,116
Investment, Type [Extensible Enumeration]	Equity Securities	Equity Securities
Equity Securities
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 6,500	$ 6,500
Cashido Corp. (Cashido)
Schedule of Equity and Cost Investments [Line Items]
Equity Investments Percentage of Ownership	0.00%	1.00%
Vastview Technology, Corp. (Vastview)
Schedule of Equity and Cost Investments [Line Items]
Equity Investments Percentage of Ownership	0.00%	3.00%
BIWIN Storage Technology Corp.(BIWIN) | Equity Securities
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 6,034	$ 10,616
Equity Investments Percentage of Ownership	0.00%	0.00%
Kinara, Inc (Kinara)
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 6,500	$ 6,500
Equity Investments Percentage of Ownership	12.00%	14.00%
Shenzhen Techwinsemi Technology Corp (TWSC) | Equity Securities
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 4,792
Equity Investments Percentage of Ownership	0.00%